Borrowings (Tables)	9 Months Ended
Sep. 30, 2020
Borrowings
Schedule of borrowings

	September 30,	December 31,
	2020	2019
	€ 1,000	€ 1,000
Innovation credit	2,771	7,191
Accrued interest on innovation credit	237	3,124
Convertible notes	14,140	2,473
Accrued interest on convertible notes	378	264

Total borrowings	17,526	13,052
Current portion	(949)	(343)
	16,577	12,709